Income Taxes - Income tax expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Income Taxes
Income tax benefit (expense)	$ (49)	$ (166)	$ 196	$ (378)
Effective tax rate	0.00%	(2.00%)	0.00%	(1.00%)
Norway
Income Taxes
Income tax benefit (expense)	$ (46)	$ (163)	$ 202	$ (375)
UK tax
Income Taxes
Income tax benefit (expense)	$ (3)	$ (3)	$ (6)	$ (3)